ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Narrative (Details)	Dec. 31, 2021 shares
Equity attributable to owners of parent and special limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Number of shares issued (in shares)	8